Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Revenue

	For the three months ended June 30		For the six months ended June 30
	2020	2019	2020	2019
Gold sales
Spot market sales	$2,617	$1,928	$5,172	$3,822
Concentrate sales	191	8	229	20
Provisional pricing adjustments	4	1	4	1
	$2,812	$1,937	$5,405	$3,843
Copper sales
Copper concentrate sales	$157	$112	$280	$253
Provisional pricing adjustments	27	(9)	3	13
	$184	$103	$283	$266
Other sales[1]	59	23	88	47
Total	$3,055	$2,063	$5,776	$4,156
[1]Revenues include the sale of by-products for our gold and copper mines including silver revenue of $19 million for the three months ended June 30, 2020 (2019: $23 million) and $30 million for the six months ended June 30, 2020 (2019: $47 million).